Financial Liabilities - Summary of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current
Short-term borrowings		₩ 810,718	₩ 969,595
Current portion of long-term borrowings		2,548,958	4,907,390
Current portion of bonds		398,223	611,882
Derivatives	[1]	4,066	3,762
Lease liabilities		36,429	34,821
Current financial liabilities		3,798,394	6,527,450
Non-current
Long-term borrowings		8,781,368	7,535,290
Bonds	[2]	124,871	525,957
Derivatives	[1]	5,487	7,006
Lease liabilities		23,249	23,154
Non-current financial liabilities		₩ 8,934,975	₩ 8,091,407

[1]

(*) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.

[2]	(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interest is paid quarterly.